Financial instruments	9 Months Ended
Sep. 30, 2024
Financial instruments
Financial instruments

12.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2024 and December 31, 2023:

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,170,984	199,906	—	—	1,370,890	199,906	—	—
Trade accounts and other receivables from unrelated parties(1)	3,073,467	—	—	86,350	3,159,817	—	—	—
Accounts receivable from related parties	34,752	—	—	—	34,752	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	7,463	7,463	—	7,463	—
Derivatives - not designated as hedging instruments	—	23,440	—	—	23,440	—	23,440	—
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	—	6,014	—	—	6,014	—	—	6,014
Equity investments	—	131,991	77,637	—	209,628	90,047	78,818	40,763
Debt securities	—	91,159	341,676	—	432,835	432,835	—	—
Other financial assets(2)	197,979	141,969	—	101,201	441,149	—	—	141,969
Other current and non-current assets	197,979	394,573	419,313	108,664	1,120,529	—	—	—
Financial assets	4,477,182	594,479	419,313	195,014	5,685,988	—	—	—

Accounts payable to unrelated parties(1)	751,509	—	—	—	751,509	—	—	—
Accounts payable to related parties	96,579	—	—	—	96,579	—	—	—
Short-term debt	103,925	—	—	—	103,925	—	—	—
Long-term debt	7,177,316	—	—	—	7,177,316	6,214,324	529,091	—
Lease liabilities	—	—	—	3,922,343	3,922,343	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	5,425	5,425	—	5,425	—
Derivatives - not designated as hedging instruments	—	11,005	—	—	11,005	—	11,005	—
Derivatives embedded in vPPAs	—	23,576	—	—	23,576	—	—	23,576
Variable payments outstanding for acquisitions	—	9,692	—	—	9,692	—	—	9,692
Put option liabilities	—	—	—	1,310,907	1,310,907	—	—	1,310,907
Other financial liabilities(3)	798,276	—	—	—	798,276	—	—	—
Other current and non-current liabilities	798,276	44,273	—	1,316,332	2,158,881	—	—	—
Financial liabilities	8,927,605	44,273	—	5,238,675	14,210,553	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(2)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(3)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—

(1)

In 2024, trade accounts and other receivables from unrelated parties as well as accounts payable to unrelated parties no longer include insurance and reinsurance contract receivables (liabilities) recorded in accordance with IFRS 17, Insurance Contracts, which are presented in note 5 as such receivables and liabilities are not within the scope of IFRS 7, Financial Instruments: Disclosures.

(2)

As of September 30, 2024 other financial assets primarily include receivables for royalty payments from one of the Company’s equity investments, lease receivables, receivables from sale of investments, deposits, guarantees, securities, notes receivable as well as vendor and supplier rebates. As of December 31, 2023 other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable.

(3)	As of September 30, 2024 and December 31, 2023, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of September 30, 2024 or December 31, 2023. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s management. The Company primarily enters into foreign exchange forward contracts. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes.

In April 2024, the Company signed several vPPAs with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers for a total expected annual electricity production of 124 gigawatt hours (GWh) which is equivalent to around 75% of the electricity consumption used by the Company in the European Union during 2023. The U.S. vPPA contract has been concluded with one developer and the forecasted annual electricity production amounts to 458 GWh which corresponds to around 60% of the electricity consumption used by the Company in the U.S. during 2023. The wind and solar parks are scheduled to become operational in 2024 and 2025. The Company does not have control or any other rights in relation to the usage of the energy-producing facilities. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective countries. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Embedded derivatives with positive fair values are recorded in other non-current financial assets within the consolidated balance sheets. Embedded derivatives with negative fair value are recorded in other non-current financial liabilities within the consolidated balance sheets. The fair value allocated to level 3 is derived from the present value of the expected cash flows from the derivatives. The main valuation parameters include significant unobservable inputs such as electricity future price curves and expected electricity production volumes. A change in the key valuation parameters as of September 30, 2024, would have affected the fair value of the derivatives embedded in vPPAs as follows:

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € THOUS

Change in expected electricity prices		Change in expected production volumes
10% increase	10% decrease	10% increase	10% decrease
26,519	(26,506)	(1,756)	1,756

Changes in the fair value of the derivatives embedded in the vPPAs are recognized in other operating income or other operating expense in the consolidated statements of income. Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates, depending upon market conditions.

The following table provides a reconciliation of derivatives embedded in the vPPAs at September 30, 2024:

Reconciliation of derivatives embedded in vPPAs

in € THOUS

	2024
	Derivatives embedded in	Derivatives embedded in
	the vPPAs - Assets	the vPPAs - Liabilities
Beginning balance at January 1,	—	—
Settlements	—	—
Gain (loss) recognized in profit or loss (1)	6,014	(24,279)
Foreign currency translation and other changes	—	703
Ending balance at September 30,	6,014	(23,576)

(1)Includes realized and unrealized gains / losses.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties (including receivables related to the former Accounts Receivable Facility, see note 8), Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (FVPL). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in other comprehensive income. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently, these financial assets have been classified as fair value through other comprehensive income (FVOCI). The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value, where applicable) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €92,021 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value, where applicable) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

The following table provides a reconciliation of Level 3 financial instruments, excluding vPPAs as disclosed above, at September 30, 2024 and December 31, 2023:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2024					2023
		Variable		Other			Variable
		payments		financial			payments
		outstanding		assets			outstanding
	Equity	for	Put option	measured at		Equity	for	Put option
	investments	acquisitions	liabilities	FVPL (1)		investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—		42,793	37,846	1,468,517
Increase	1,900	66	5,051	41,207		4,833	5,232	31,050
Decrease	—	(23,465)	(10,971)	(2,291)		—	(3,603)	(42,490)
Reclassifications	—	—	—	90,457	(2)	—	—	—
Gain / loss recognized in profit or loss(3)	7,552	(2,028)	—	14,657		(14,340)	(3,366)	—
Gain / loss recognized in equity	—	—	(40,534)	—		—	—	(28,034)
Foreign currency translation and other changes	(691)	(632)	(14,647)	(2,061)		(1,284)	(358)	(57,035)
Ending balance at September 30, and December 31,	40,763	9,692	1,310,907	141,969		32,002	35,751	1,372,008

(1)	Other financial assets measured at FVPL consist of receivables from licensing agreements and receivables from sale of investments.
(2)	Receivables for royalty payments from one of the Company’s equity investments were previously recorded as a non-financial asset and were revised as of March 31, 2024.
(3)	Includes realized and unrealized gains / losses.